Financial instruments - disclosures (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches

$ millions, as at October 31		AIRB approach	Standardized approach	Other credit risk (1)	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2021	Cash and deposits with banks	$40,418	$14,764	$1,793	$56,975	$22	$56,997
	Securities	93,476	11,686	–	105,162	56,239	161,401
	Cash collateral on securities borrowed	12,362	6	–	12,368	–	12,368
	Securities purchased under resale agreements	67,572	–	–	67,572	–	67,572
	Loans	408,087	43,463	1,494	453,044	1,726	454,770
	Allowance for credit losses	(2,190)	(659)	–	(2,849)	–	(2,849)
	Derivative instruments	35,865	47	–	35,912	–	35,912
	Customers’ liability under acceptances	10,671	287	–	10,958	–	10,958
	Other assets	21,889	292	7,988	30,169	10,385	40,554
	Total credit exposures	$688,150	$69,886	$11,275	$769,311	$68,372	$837,683
2020	Total credit exposures	$634,193	$65,911	$10,699	$710,803	$58,748	$769,551

(1)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or AIRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions, and amounts below the thresholds for capital deduction that are risk-weighted at 250%.